Note 5 - Vessels, Net (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)	2,842,297
Gain (Loss) on Sales of Vessels, Net	$ (11,456,000)	$ 0	$ 0
Number of Vessels Provided as Collaterals to Secure Loans	29
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 519,159
Number of Unencumbered Vessels	2
Imperator (ex. Imperator Australis) and Gorgo (ex. Gorgoypikoos) [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)	252,885
Rose, Resource, Pythias, Bernis, Gorgo, Acuity, Verity, Equity and Parity [Member]
Gain (Loss) on Sales of Vessels, Net	$ (11,456,000)
Acuity, Verity, Equity and Parity [Member]
Receivable, Term (Year)	5 years
Accounts Receivable, after Allowance for Credit Loss, Noncurrent	$ 4,500,000
Number of Vessels With Seller's Credit	4
Interest Receivable	$ 143,000